18. Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Total deposits with related parties	$ 7,938,810	$ 5,713,210
Amount of rental income received	60,660	59,343
Amount paid to CFSG	44,065	47,448
Amount paid to SERP	$ 2,442	$ 2,065